Investment Objectives and Goals - Alexis Practical Tactical ETF Series	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Alexis Practical Tactical ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Alexis Practical Tactical ETF (the “Fund”) seeks total return primarily through long-term capital appreciation,
Objective, Secondary [Text Block]	with income and capital preservation as secondary objectives.